Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates - Balance Sheet Data (Table)

	December 31, 2018
Balance Sheet	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$19,160	$27,544
Current assets	$22,732	$33,479
Non-current assets	$139,955	$195,805
Current liabilities	$83,059	$39,150
Long-term debt including current portion, net of deferred finance costs and discount	$64,818	$99,153
Non-current liabilities	$61,035	$168,195

Investment in Affiliates - Income Statement Data (Table)

	Year Ended December 31, 2018
Income Statement	Navios Europe I	Navios Europe II
Revenue	$34,885	$49,870
Net (loss)/ income before non-cash change in fair value of Junior Loan	$(22,881)	$(12,899)
Net (loss)/ income	$(3,197)	$(12,169)